Note 4 - Fair Value Measurements (Details Textual) - EBP 94-2156203 002 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Investment, Transfers Between Fair Value Levels	$ 0	$ 0
EBP, Investment Liability, Fair Value	$ 0	$ 0
EBP, Employer, Common Stock [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
Mutual Fund [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]